Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 9 — Subsequent Events

Proposed Business Combination and Related Transactions

On March 4, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among the Company, 1291924 B.C. Unlimited Liability Company, an unlimited liability company existing under the laws of British Columbia, Canada (“NewCo Sub”), and DeepGreen Metals Inc., a company existing under the laws of British Columbia, Canada (the “Company” or “DeepGreen”).

Pursuant to the Business Combination Agreement, the Company will migrate to and be continued as a company in British Columbia, Canada (the “SOAC Continuance”). Following the SOAC Continuance, pursuant to a plan of arrangement (the “Plan of Arrangement”) under the Business Corporations Act (British Columbia), (i) the Company will acquire all of the issued and outstanding shares in the capital of DeepGreen (the “DeepGreen Shares”) from DeepGreen shareholders in exchange for the Company’s common shares (as defined below) and Company Earnout Shares (as defined below) (the “Share Exchange”), (ii) DeepGreen will become a wholly-owned subsidiary of the Company, and (iii) DeepGreen and NewCo Sub will amalgamate to continue as one unlimited liability company, in each case, on the terms and subject to the conditions set forth in the Business Combination Agreement and the Plan of Arrangement and in accordance with the provisions of applicable law.

Each option to purchase common shares in the capital of the Company (the “DeepGreen Options”) will become an option to purchase SOAC Common Shares and Company Earnout Shares on the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding DeepGreen Options immediately prior to closing of the Business Combination.

The Proposed Business Combination is expected to close in the second quarter of 2021, following the receipt of the required approval by the Company’s shareholders and the fulfillment of other conditions.

The shareholders and the optionholders of DeepGreen will be entitled to receive, in exchange for their DeepGreen Shares or DeepGreen Options, as applicable, an aggregate of (i) will receive shares in the capital of the Company or comparable equity awards that are settled or are exercisable for shares in the capital of the Company, as applicable, based on an implied DeepGreen equity value of $2.25 billion after giving effect to the SOAC Continuance (the “SOAC Common Shares”), (ii) 5,000,000 Class A Special Shares, (iii) 10,000,000 Class B Special Shares, (iv) 10,000,000 Class C Special Shares, (v) 20,000,000 Class D Special Shares, (vi) 20,000,000 Class E Special Shares, (vii) 20,000,000 Class F Special Shares, (viii) 25,000,000 Class G Special Shares and (ix) 25,000,000 Class H Special Shares, in each case, in the capital of SOAC (collectively, the “Company Earnout Shares”), or, as applicable, options to purchase such SOAC Common Shares and Company Earnout Shares.

Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain institutional and accredited investors, pursuant to which such investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, substantially concurrently with the Closing (as defined in the Business Combination Agreement), an aggregate of 33,030,000 shares of SOAC Common Shares for $10.00 per share, for aggregate gross proceeds of $330,300,000 (the “PIPE Financing”). The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that the Company will grant the investors in the PIPE Financing certain customary registration rights. The PIPE Financing is contingent upon, among other things, the substantially concurrent closing of the Business Combination.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements which have not previously been disclosed within the financial statements.